Employee Benefit Plans	12 Months Ended
Mar. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

14. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society ("NSHIS").

Defined benefit pension plans—

The Company and certain subsidiaries in Japan (the "Japanese entities") have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum payments at the time of retirement based on the combination of years of service, age at retirement and employee's choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura's funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum payment plans were amended and "cash balance pension plans" were introduced. Participants receive an annual benefit in their cash balance pension plan account, which is computed based on compensation of the participants, adjusted for changes in Japanese government bond rates. This plan amendment contributed to a reduction in the benefit obligations of the subsidiaries.

Some overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for pension benefits for these plans amounting to ¥4,862 million and ¥5,787 million ($70 million) as of March 31, 2010, and 2011, respectively.

Net Periodic Benefit Cost

The net periodic benefit cost of the defined benefit plans includes the following components. Nomura's measurement date is March 31 for its defined benefit plans for Japanese entities.

Japanese entities' plans—

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Service cost	¥9,706	¥8,719	¥9,328	$113
Interest cost	5,058	4,307	4,480	54
Expected return on plan assets	(3,543)	(3,023)	(3,182)	(38)
Amortization of net actuarial losses	3,260	4,735	3,088	37
Amortization of prior service cost	(202)	(1,148)	(1,148)	(14)

Net periodic benefit cost	¥14,279	¥13,590	¥12,566	$152

The prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants.

Benefit Obligations and Funded Status

The following table presents a reconciliation of the changes in projected benefit obligation ("PBO") and the fair value of plan assets, as well as a summary of the funded status:

Japanese entities' plans—

	Millions of yen		Translation into millions of U.S. dollars
	As of or for the year ended March 31
	2010	2011	2011
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥229,881	¥215,761	$2,607
Service cost	8,719	9,328	113
Interest cost	4,307	4,480	54
Actuarial loss	(13,218)	(647)	(8)
Benefits paid	(14,423)	(15,406)	(186)
Other	495	137	2

Projected benefit obligation at end of year	¥215,761	¥213,653	$2,582

Change in plan assets:
Fair value of plan assets at beginning of year	¥116,484	¥122,632	$1,482
Actual return on plan assets	12,927	1,865	23
Employer contributions	993	4,407	53
Benefits paid	(7,772)	(8,177)	(99)

Fair value of plan assets at end of year	¥122,632	¥120,727	$1,459

Funded status at end of year	(93,129)	(92,926)	(1,123)

Amounts recognized in the consolidated balance sheets	¥(93,129)	¥(92,926)	$(1,123)

The accumulated benefit obligation ("ABO") was ¥212,183 million and ¥211,425 million ($2,555 million) as of March 31, 2010 and 2011, respectively.

PBO, ABO, and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets as of March 31, 2010 and 2011 are set forth in the tables below.

Japanese entities' plans—

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Plans with ABO in excess of plan assets:
PBO	¥215,761	¥213,653	$2,582
ABO	212,183	211,425	2,555
Fair value of plan assets	122,632	120,727	1,459
Plans with PBO in excess of plan assets:
PBO	¥215,761	¥213,653	$2,582
ABO	212,183	211,425	2,555
Fair value of plan assets	122,632	120,727	1,459

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost consist of:

Japanese entities' plans—

	Millions of yen	Translation into millions of U.S. dollars
	For the year ended March 31
	2011	2011
Net actuarial loss	¥68,227	$824
Net prior service cost	(14,094)	(170)

Total	¥54,133	$654

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows:

Japanese entities' plans—

	Millions of yen	Translation into millions of U.S. dollars
	For the year ending March 31
	2012	2012
Net actuarial loss	¥3,088	$37
Net prior service cost	(1,148)	(14)

Total	¥1,940	$23

Assumptions

The following table presents the weighted-average assumptions used to determine projected benefit obligations at year end:

Japanese entities' plans—

	March 31
	2010	2011
Discount rate	2.2%	2.1%
Rate of increase in compensation levels	2.5%	2.5%

The following table presents the weighted-average assumptions used to determine Japanese entities' plans net periodic benefit costs for the year:

	Year ended March 31
	2009	2010	2011
Discount rate	2.0%	2.2%	2.1%
Rate of increase in compensation levels	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Generally, Nomura determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality bonds and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans' liabilities.

Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura's approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.

Plan Assets

The Nomura's plan assets are managed with an objective to secure necessary plan assets in the long term to enable future pension payouts. While targeting to achieve the long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.

The plan assets of domestic plans target to invest 23% in equities (includes private equity), 50% in debt securities, 15% in life insurance company general accounts and 12% in other. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in prerequisites for the portfolio.

The following tables present information about the plan assets at fair value as of March 31, 2010 and March 31 2011 within the fair value hierarchy. For details of the levels of inputs used to measure the fair value, see Note 3, "Fair value of financial instruments."

Japanese entities' plans—

	Millions of yen
	March 31, 2010
	Level 1	Level 2	Level 3	Balance as of March 31, 2010
Pension plan assets:
Equities	¥28,803	¥—	¥—	¥28,803
Private equity	—	—	892	892
Japanese government securities	48,365	—	—	48,365
Japanese agency and municipal securities	275	—	—	275
Foreign government securities	3,751	—	—	3,751
Bank and corporate debt securities	—	520	—	520
Investment trust funds and other(1)	—	11,230	9,371	20,601
Life insurance company general accounts	—	18,204	—	18,204
Other assets	—	1,221	—	1,221

Total	¥81,194	¥31,175	¥10,263	¥122,632

	Millions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Balance as of March 31, 2011
Pension plan assets:
Equities	¥23,121	¥—	¥—	¥23,121
Private equity	—	—	838	838
Japanese government securities	47,099	—	—	47,099
Japanese agency and municipal securities	—	—	—	—
Foreign government securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other(1)	—	18,290	8,807	27,097
Life insurance company general accounts	—	19,344	—	19,344
Other assets	—	3,228	—	3,228

Total	¥70,220	¥40,862	¥9,645	¥120,727

	Translation into millions of U.S. dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Balance as of March 31, 2011
Pension plan assets:
Equities	$279	$—	$—	$279
Private equity	—	—	10	10
Japanese government securities	569	—	—	569
Japanese agency and municipal securities	—	—	—	—
Foreign government securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other(1)	—	221	107	328
Life insurance company general accounts	—	234	—	234
Other assets	—	39	—	39

Total	$848	$494	$117	$1,459

(1)	Includes hedge funds and real estate funds.

The fair value of the non-Japan plan assets as of March 31, 2010 was ¥2,945 million, ¥18,350 million and ¥1,658 million for Level 1, Level 2 and Level 3, respectively. The fair value of the non-Japan plan assets as of March 31, 2011 was ¥3,055 million ($37 million), ¥18,584 million ($225 million) and ¥1,692 million ($20 million) for Level 1, Level 2 and Level 3, respectively.

Level 1 includes principally equity securities and government securities. Unadjusted quoted prices in active markets for identical assets that Nomura has the ability to access at the measurement date are classified as Level 1. Level 2 includes principally investment trust funds, corporate debt securities and investments in life insurance company's general accounts. Investment trust funds are valued at their net asset values as calculated by the sponsor of the funds. Investments in life insurance company's general accounts are valued at conversion value.

The following tables present information about the plan assets for which Nomura has utilized Level 3 inputs to determine fair value.

Japanese entities' plans—

	Millions of yen
	Year ended March 31, 2010
	Balance as of April 1, 2009	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2010
Private equity	¥980	¥(12)	¥(76)	¥—	¥892
Investment trust funds and other	1,411	4	7,956	—	9,371

Total	¥2,391	¥(8)	¥7,880	¥—	¥10,263

	Millions of yen
	Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2011
Private equity	¥892	¥5	¥(59)	¥—	¥838
Investment trust funds and other	9,371	(376)	(188)	—	8,807

Total	¥10,263	¥(371)	¥(247)	¥—	¥9,645

	Translation into millions of U.S. dollars
	Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2011
Private equity	$11	$0	$(1)	$—	$10
Investment trust funds and other	113	(5)	(1)	—	107

Total	$124	$(5)	$(2)	$—	$117

For plan assets, Nomura adopted ASU 2009-12 as of April 1, 2009.

The fair value of Level 3 non-Japan plans assets, consisting of real estate funds, was ¥1,658 million and ¥1,692 million ($20 million) as of March 31, 2010 and March 31, 2011, respectively. The amount of gains and loss, purchases and sales, transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2010 and 2011 were not significant.

Cash Flows

Nomura expects to contribute approximately ¥31,344 million ($379 million) to Japanese entities' plans in the year ending March 31, 2012 based upon Nomura's funding policy to contribute annually the amount necessary to satisfy local funding standards.

Expected benefit payments for the next five fiscal years and in aggregate for the five fiscal years thereafter are as follows:

Japanese entities' plans—

Year ending March 31	Millions of yen	Translation into millions of U.S. dollars
2012	¥9,091	$110
2013	8,413	102
2014	8,650	105
2015	9,346	113
2016	9,961	120
2017-2021	51,484	622

Defined contribution pension plans—

In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese subsidiaries have defined contribution pension plans.

Nomura contributed ¥1,415 million, ¥3,021 million and ¥3,233 million ($39 million) to the defined contribution pension plans for Japanese entities' plans for the years ended March 31, 2009, 2010 and 2011, respectively.

The contributions to overseas defined contribution pension plans were ¥4,711 million, ¥5,712 million and ¥6,903 million ($83 million) for the years ended March 31, 2009, 2010 and 2011, respectively.

Health care benefits—

The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees ("Special Plan") and these retirees are permitted to continue participation in the Special Plan on a pay-all basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the national government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for the future cost. The health care benefit costs, which are equivalent to the required contribution, amounted to ¥6,200 million, ¥5,820 million and ¥6,760 million ($82 million) for the years ended March 31, 2009, 2010 and 2011, respectively.